Term Loans (Details Textual) (USD $)	0 Months Ended		1 Months Ended			6 Months Ended	12 Months Ended								6 Months Ended	12 Months Ended	0 Months Ended		1 Months Ended	12 Months Ended				0 Months Ended						0 Months Ended	1 Months Ended						0 Months Ended		6 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended																					6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended				1 Months Ended
	Sep. 17, 2012	Aug. 06, 2010	Mar. 31, 2013	Jan. 31, 2013	Aug. 31, 2010	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Apr. 26, 2013	Mar. 22, 2013	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013 Amendment to MidMarket Capital Term Loan [Member]	Dec. 31, 2012 Amendment to MidMarket Capital Term Loan [Member] Lender	Aug. 06, 2010 UTA Capital LLC [Member] Note	Sep. 17, 2012 UTA Capital LLC [Member]	Feb. 14, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Jun. 30, 2013 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Dec. 31, 2010 UTA Capital LLC [Member] Loan Extension and Modification Agreements One [Member]	Jun. 25, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Jan. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Nov. 30, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Oct. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Sep. 30, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Aug. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Two [Member]	Dec. 28, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Jan. 31, 2012 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Dec. 31, 2011 UTA Capital LLC [Member] Loan Extension and Modification Agreements Three [Member]	Nov. 30, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Oct. 31, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Sep. 30, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Aug. 31, 2011 Intercloud [Member] Loan Extension and Modification Agreements Two [Member]	Nov. 13, 2012 The Agent [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member]	Jun. 30, 2013 The Agent [Member] Loan and Security Agreement [Member]	Dec. 31, 2012 The Agent [Member] Loan and Security Agreement [Member]	Sep. 17, 2012 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Dec. 31, 2012 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Jun. 30, 2013 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Mar. 31, 2013 The Agent [Member] Loan and Security Agreement [Member] Warrants [Member]	Sep. 30, 2012 As Previously Reported [Member]	Jun. 30, 2012 As Previously Reported [Member]	Mar. 31, 2012 As Previously Reported [Member]	Dec. 31, 2011 As Previously Reported [Member]	Sep. 30, 2012 Adjustments [Member]	Jun. 30, 2012 Adjustments [Member]	Mar. 31, 2012 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member]	Dec. 31, 2011 Adjustments [Member] UTA Capital LLC [Member]	Jun. 30, 2013 Term Loans [Member]	Dec. 31, 2012 Term Loans [Member]	Dec. 31, 2011 Term Loans [Member]	Jun. 30, 2013 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Dec. 31, 2012 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Dec. 31, 2011 Term Loan, UTA, net of debt discount of $0 and $30,013 [Member]	Jun. 30, 2013 Term loan, MidMarket Capital, net of debt discount of $163,239, $182,631 and $0 respectively [Member]	Dec. 31, 2012 Term loan, MidMarket Capital, net of debt discount of $163,239, $182,631 and $0 respectively [Member]	Dec. 31, 2011 Term loan, MidMarket Capital, net of debt discount of $163,239, $182,631 and $0 respectively [Member]	Jun. 30, 2013 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2012 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Dec. 31, 2011 Convertible promissory notes, unsecured, matured in December 2012 [Member]	Jun. 30, 2013 Promissory note, unsecured, maturing in October 2013, net of debt discount of $89,444, $0 and $0, respectively [Member]	Dec. 31, 2012 Promissory note, unsecured, maturing in October 2013, net of debt discount of $89,444, $0 and $0, respectively [Member]	Dec. 31, 2011 Promissory note, unsecured, maturing in October 2013, net of debt discount of $89,444, $0 and $0, respectively [Member]	Jun. 30, 2013 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2012 Promissory notes, secured, maturing in December 2018 [Member]	Dec. 31, 2011 Promissory notes, secured, maturing in December 2018 [Member]	Jun. 30, 2013 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	Dec. 31, 2012 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	Dec. 31, 2011 Promissory note, unsecured, 15%, maturing in June 2013 [Member]	May 31, 2011 Promissory note with equity component (Member)	Dec. 31, 2012 Promissory note with equity component (Member)	Dec. 31, 2011 Promissory note with equity component (Member)	Jul. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Jun. 30, 2013 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2012 18% convertible promissory note maturing in January 2013 [Member]	Dec. 31, 2011 18% convertible promissory note maturing in January 2013 [Member]	Mar. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 4,000 common shares equity component [Member]	Jun. 30, 2013 Promissory note, unsecured, non-interest bearing due July 2011, with 4,000 common shares equity component [Member]	Dec. 31, 2012 Promissory note, unsecured, non-interest bearing due July 2011, with 4,000 common shares equity component [Member]	Dec. 31, 2011 Promissory note, unsecured, non-interest bearing due July 2011, with 4,000 common shares equity component [Member]
Jun. 30, 2013
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]

Dec. 31, 2012
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]

Dec. 31, 2011
Acquisition promissory note to former shareholders of RM Engineering and RM Leasing, unsecured, non-interest bearing, imputed interest immaterial, matured in March 2012 and June 2012, amended to mature in June 2013 [Member]
																																																																																									Dec. 31, 2012 8% convertible promissory notes, unsecured [Member]	Dec. 31, 2011 8% convertible promissory notes, unsecured [Member]	Mar. 31, 2013 Convertible Promissory Notes [Member]	Jun. 30, 2013 Convertible Promissory Notes [Member]
Term Loan (Textual)
Amount of debt discount																																																					$ 509,849				$ 0	$ 0	$ 30,013	$ 163,239	$ 182,631	$ 0																														$ 89,444
Maturity date of notes																																						Sep. 17, 2017																																					Jun. 30, 2011			Jan. 31, 2013													Apr. 30, 2013
Maturity period of debt																																																															December 2012	December 2012		October 2012	October 2012		December 2018	December 2018		June 2013	November 2011 and March 2013			June 2011			January 2013	January 2013		July 2011	July 2011	July 2011		March 2012 and June 2012	March 2012 and June 2012		November 2011 and March 2013
Promissory notes, unsecured with common shares equity component																																																																												2,000							4,000	4,000
Number of senior bridge notes																	2
Aggregate principal amount of secured loan																	2,000,000
Senior bridge note one																	1,000,000
Senior Bridge note two																	1,000,000
Amortization period of notes																	1 year
Investment contribution by the Company in Digital																	960,000
Percentage of company common stock issuable upon warrant exercises	10.00%						10.00%		16.00%								16.00%																					10.00%
Increased percentage of common stock issuable upon warrant exercises							11.50%																															11.50%
Warrants issued to purchase common stock		41,905			41,905										187,386		41,905			144,642
Exercise price of warrants																	$ 75.00																					$ 5.00
Expiration date of warrant			Sep. 17, 2014																																			Sep. 17, 2014
Derivative liability and debt discount charged to interest expense							872,311										872,311
Common stock issuable upon exercise of warrants																				194,642	0	0																				1,501,882	187,386	187,386
Notes payable																							775,000									775,000
Interest rate																	10.00%							10.00%						10.00%								12.00%																																		15.00%	8.00%					18.00%	18.00%	18.00%									8.00%		15.00%	15.00%
Extended original maturity date of the note																			August 6, 2011 to September 30, 2011					August 6, 2011 to July 31, 2012.						August 6, 2011 to January 31, 2013.
Number of shares granted or issued																			2,564					585
Number of shares granted or issued, Value																			153,850					43,866							2,340
Additional borrowings																																					2,000,000
Deferred loan costs						318,492	298,517					293,635																									60,000	1,800,051							1,823,465	30,229	54,420	53,848	(1,529,830)	(30,229)	(54,420)	(53,848)
Additional expense incurred																																					191,912
Amount of debt discount on unamortized deferred loan																																																					153,850
Additional shares granted to satisfy a certain covenant																			1,000
Percentage of ownership hold by lender																								1.00%
Aggregate principal amount of bridge loan																	2,000,000
Amount of profit distributed as per modified agreement																										50,000	50,000	35,000	35,000				50,000	50,000	50,000	50,000
Percentage of remaining balance paid as per modified agreement																										50.00%	50.00%	60.00%	60.00%				50.00%	50.00%	40.00%	40.00%
Minimum gross revenue amount in excess of that company obligated to pay down any principal amount to lender																									500,000						800,000
Description for payment of principal as reduction of principal																								Greater of $50,000 or 10% of the gross consolidated revenues for such month.
Amount payable as reduction of principal if gross revenue meets the condition																									50,000
Percentage of gross revenue payable to lender																									10.00%						5.00%
Principal payment																															25,000
Amount recorded as a debt discount																	455,540
Repayment of remaining principal																		750,000
Amount of term loan																																						13,000,000
Description for maturity period of term loan																																							If the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014	If the Company fails to raise by March 14, 2014, at least $30,000,000 in connection with a public offering of voting equity securities of the Company, the Term Loans will mature on June 17, 2014.
Amount raised in connection with public offering of voting equity securities																																						30,000,000
Description for repayment of term loan																																							If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan.	If no Potential Acquisition was completed within 90 days of September 17, 2012, the Company was required to repay $750,000 of the Term Loan.
Amount of term loan required to repay																																						750,000
Common stock shares issued for cancellation of the warrant		41,905									749,542							52,190
Description for exercise price of warrant							If the Company issues stock, warrants or options at a price below the $5.00 per share exercise price of the warrants, the exercise price of the warrants resets to the lower price.																																If the Company issues stock, warrants or options at a price below the $5.00 per share exercise price, the exercise price of the Warrants resets to the lower price.	If the Company issues stock, warrants or options at a price below the $5.00 per share exercise price, the price of the warrants resets to the lower price.
Fair value of derivative liability	193,944						35,593			140,000																				4,611								193,944
Outstanding amount of unsecured promissory note						538,865																																																15,629,463	15,512,765	1,104,987			744,987	14,511,761	14,817,369			27,500		773,056	195,000		44,646	53,396		100,000					8,000			210,000				9,500	39,500	200,000	200,000	200,000		112,500
Shares issued to lender			36,584	7,206				29,347
Number of lenders																2
Security price																																									$ 0.0072	$ 0.0068
Exercise price						$ 1.60																																			$ 5.00	$ 5.00
Risk free interest rate	0.23%					0.40%	0.25%	0.25%																																	0.23%	0.25%
Volatility	109.00%					80.00%	112.00%	109.00%																																	109.00%	112.00%
Estimated life						1 year 9 months 29 days	1 year 9 months																																		2 years	1 year 8 months 12 days
Minimum fixed charge coverage ratio							2.00
Interest expense on the term loan						$ 890,267	$ 491,943																																																																								$ 280,819	$ 11,130							$ 0	$ 0